INSTITUTIONAL SHARES | WESTFIELD CAPITAL LARGE CAP GROWTH FUND
WESTFIELD CAPITAL LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS SHARES
INVESTMENT OBJECTIVE
The Westfield Capital Large Cap Growth Fund's (the "Fund") investment objective is to seek long-term capital growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND INSTITUTIONAL CLASS SHARES
Management Fees		0.65%
Other Expenses		0.34%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.00%
Less Fee Reductions and/or Expense Reimbursements		0.14%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	0.86%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to their expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	Westfield Capital Management Company, L.P. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Institutional Class Shares' average daily net assets until February 28, 2014 (the "Expense Limitation"). The Adviser is entitled to recoup such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND INSTITUTIONAL CLASS SHARES	88	304	539	1,212

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

In pursuing the Fund's objective, Westfield Capital Management Company, L.P. (the "Adviser"), the Fund's adviser, strives to build a portfolio comprised of approximately 35-60 equity securities (principally common and preferred stock) the Adviser believes have above average prospects for growth. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers large-capitalization companies to be companies with market capitalizations greater than $3 billion at the time of purchase. The Adviser expects investments in foreign companies, including emerging market companies and American Depositary Receipts ("ADRs"), will typically represent less than 25% of the Fund's assets.

In constructing the Fund's portfolio, the Adviser utilizes a bottom-up approach by first identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company. The Adviser's research also may include initial interviews and continuing contact with company management. In selecting stocks for the Fund's portfolio, the Adviser looks for companies that it believes possess the following quantitative characteristics: (i) accelerating earnings growth; (ii) strong balance sheet; and (iii) attractive valuation as measured by price/earnings to growth ratio. In addition, the Adviser seeks to identify companies that it believes possess the following qualitative characteristics: (i) superior company management; (ii) unique market position and broad market opportunities; and (iii) solid financial controls and accounting. The Adviser may sell a security if: (i) the security reaches or falls below a predetermined price target; (ii) a change to a company's fundamentals occurs that negatively impacts the Adviser's original investment thesis; (iii) the security underperforms versus its industry peer group; or (iv) the Adviser identifies a more attractive investment opportunity.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

GROWTH STYLE RISK-- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www. westfieldcapital.com or by calling 1-866-454-0738.

BEST QUARTER WORST QUARTER 15.60% (6.99)% (03/31/2012) (06/30/2012)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL SHARES WESTFIELD CAPITAL LARGE CAP GROWTH FUND	Label	1 Year	Since Inception		Inception Date
INSTITUTIONAL CLASS SHARES	Return Before Taxes	16.93%	2.89%		Jul. 13, 2011
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions	Fund Returns After Taxes on Distributions	16.73%	2.76%		Jul. 13, 2011
INSTITUTIONAL CLASS SHARES Fund Returns After Taxes on Distributions and Sale of Fund Shares	Fund Returns After Taxes on Distributions and Sale of Fund Shares	11.27%	2.45%		Jul. 13, 2011
INSTITUTIONAL CLASS SHARES Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	8.23%	[1]	Jul. 13, 2011
[1]	Index returns are shown from July 31, 2011.